UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH CAPITAL FUND

Schedule of Investments
June 30, 2013 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS -(a)

Alabama		1.24%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		108,016	0.32%
32,000	7.80%, 10/15/2025		27,981	0.08%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,119	0.07%
24,000	7.50%, 04/10/2018		23,683	0.07%
25,000	7.50%, 04/10/2019		24,478	0.07%
28,000	7.50%, 04/10/2020		26,958	0.08%
30,000	7.50%, 04/10/2021		28,029	0.08%
23,000	7.50%, 10/10/2017		22,867	0.07%
25,000	7.50%, 10/10/2018		24,565	0.07%
27,000	7.50%, 10/10/2019		26,266	0.08%
28,000	7.50%, 10/10/2020		26,594	0.08%
32,000	8.00%, 04/10/2022		28,384	0.08%
31,000	8.00%, 10/10/2021		28,616	0.08%

Arizona		2.14%
	First Southern Baptist Church of Lake Havasu, Inc. (c) (d)
32,000	7.60%, 03/19/2028		20,547	0.06%
38,000	7.60%, 03/19/2029		24,187	0.07%
41,000	7.60%, 03/19/2030		26,097	0.08%
44,000	7.60%, 03/19/2031		28,006	0.08%
48,000	7.60%, 03/19/2032		30,552	0.09%
51,000	7.60%, 03/19/2033		32,462	0.10%
55,000	7.60%, 03/19/2034		35,008	0.10%
60,000	7.60%, 03/19/2035		38,190	0.11%
64,000	7.60%, 03/19/2036		40,736	0.12%
70,000	7.60%, 03/19/2037		44,555	0.13%
75,000	7.60%, 03/19/2038		47,738	0.14%
37,000	7.60%, 09/19/2028		23,550	0.07%
40,000	7.60%, 09/19/2029		25,460	0.08%
43,000	7.60%, 09/19/2030		27,369	0.08%
46,000	7.60%, 09/19/2031		29,279	0.09%
50,000	7.60%, 09/19/2032		31,825	0.09%
54,000	7.60%, 09/19/2033		34,371	0.10%
58,000	7.60%, 09/19/2034		36,917	0.11%
62,000	7.60%, 09/19/2035		39,463	0.12%
42,000	7.60%, 09/19/2036		26,733	0.08%
72,000	7.60%, 09/19/2037		45,828	0.14%
24,000	8.00%, 03/19/2023		15,377	0.05%
25,000	8.00%, 09/19/2023		16,022	0.05%

California		12.02%
	First Baptist Church of Clovis
81,000	7.30%, 04/15/2035		57,947	0.17%
78,000	7.30%, 10/15/2034		56,191	0.17%
84,000	7.30%, 10/15/2035		59,674	0.18%
	Revival Pentecostal Tabernable of San Diego
42,000	7.30%, 06/15/2033		30,794	0.09%
45,000	7.30%, 06/15/2034		32,580	0.10%
41,000	7.30%, 12/15/2032		30,340	0.09%
44,000	7.30%, 12/15/2033		32,076	0.10%
	San Bernardino Church of God Christian Centre (c) (d)
68,000	8.30%, 03/15/2024		42,106	0.12%
73,000	8.30%, 09/15/2025		45,202	0.13%
	Sonrise Baptist Church of Clovis (c) (d)
9,000	7.60%, 01/15/2030		4,892	0.01%
32,000	7.60%, 01/15/2031		17,395	0.05%
35,000	7.60%, 01/15/2032		19,026	0.06%
37,000	7.60%, 01/15/2033		20,113	0.06%
40,000	7.60%, 01/15/2034		21,744	0.06%
43,000	7.60%, 01/15/2035		23,375	0.07%
46,000	7.60%, 01/15/2036		25,006	0.07%
50,000	7.60%, 01/15/2037		27,180	0.08%
54,000	7.60%, 01/15/2038		29,354	0.09%
1,000	7.60%, 07/15/2028		544	0.00%
1,000	7.60%, 07/15/2030		544	0.00%
33,000	7.60%, 07/15/2031		17,939	0.05%
36,000	7.60%, 07/15/2032		19,570	0.06%
13,000	7.60%, 07/15/2033		7,067	0.02%
42,000	7.60%, 07/15/2034		22,831	0.07%
45,000	7.60%, 07/15/2035		24,462	0.07%
49,000	7.60%, 07/15/2036		26,636	0.08%
52,000	7.60%, 07/15/2037		28,267	0.08%
31,000	7.60%, 07/15/2038		16,852	0.05%
	Trinity Southern Baptist Church of Livemore, California			0.00%
48,000	7.20%, 09/18/2019		46,075	0.14%
53,000	7.20%, 09/18/2020		49,619	0.15%
111,000	7.30%, 03/18/2030		86,991	0.26%
143,000	7.30%, 03/18/2032		107,050	0.32%
98,000	7.30%, 03/18/2034		71,207	0.21%
128,000	7.30%, 09/18/2030		99,200	0.29%
148,000	7.30%, 09/18/2032		109,890	0.33%
159,000	7.30%, 09/18/2033		116,197	0.34%
	The United Pentecostal Church of Modesto, Inc. (c) (d)			0.00%
43,000	7.50%, 05/21/2021		30,104	0.09%
45,000	7.50%, 05/21/2022		31,338	0.09%
20,000	7.50%, 11/21/2020		13,996	0.04%
43,000	7.50%, 11/21/2021		29,937	0.09%
53,000	7.60%, 05/21/2024		36,941	0.11%
56,000	7.60%, 05/21/2025		39,049	0.12%
62,000	7.60%, 05/21/2026		43,251	0.13%
66,000	7.60%, 05/21/2027		46,061	0.14%
71,000	7.60%, 05/21/2028		49,565	0.15%
89,000	7.60%, 05/21/2031		61,579	0.18%
96,000	7.60%, 05/21/2032		66,422	0.20%
103,000	7.60%, 05/21/2033		71,266	0.21%
112,000	7.60%, 05/21/2034		77,493	0.23%
51,000	7.60%, 11/21/2023		35,542	0.11%
55,000	7.60%, 11/21/2024		38,346	0.11%
59,000	7.60%, 11/21/2025		41,153	0.12%
69,000	7.60%, 11/21/2027		48,162	0.14%
73,000	7.60%, 11/21/2028		50,509	0.15%
86,000	7.60%, 11/21/2030		59,503	0.18%
92,000	7.60%, 11/21/2031		63,655	0.19%
99,000	7.60%, 11/21/2032		68,498	0.20%
115,000	7.60%, 11/21/2034		79,569	0.24%
	Victory Christian Center of the Desert, Inc. (c) (d)
31,000	8.40%, 04/15/2021		26,539	0.08%
34,000	8.40%, 04/15/2022		28,971	0.09%
36,000	8.40%, 04/15/2023		30,503	0.09%
40,000	8.40%, 04/15/2024		33,904	0.10%
43,000	8.40%, 04/15/2025		36,464	0.11%
47,000	8.40%, 04/15/2026		39,870	0.12%
51,000	8.40%, 04/15/2027		43,274	0.13%
55,000	8.40%, 04/15/2028		46,684	0.14%
60,000	8.40%, 04/15/2029		50,502	0.15%
65,000	8.40%, 04/15/2030		54,711	0.16%
70,000	8.40%, 04/15/2031		58,919	0.17%
76,000	8.40%, 04/15/2032		63,969	0.19%
83,000	8.40%, 04/15/2033		69,861	0.21%
90,000	8.40%, 04/15/2034		75,753	0.22%
30,000	8.40%, 10/15/2020		25,662	0.08%
32,000	8.40%, 10/15/2021		27,254	0.08%
35,000	8.40%, 10/15/2022		29,649	0.09%
38,000	8.40%, 10/15/2023		32,201	0.10%
41,000	8.40%, 10/15/2024		34,760	0.10%
45,000	8.40%, 10/15/2025		38,164	0.11%
48,000	8.40%, 10/15/2026		40,723	0.12%
53,000	8.40%, 10/15/2027		44,981	0.13%
57,000	8.40%, 10/15/2028		47,977	0.14%
62,000	8.40%, 10/15/2029		52,185	0.15%
68,000	8.40%, 10/15/2030		57,235	0.17%
74,000	8.40%, 10/15/2031		62,286	0.18%
80,000	8.40%, 10/15/2032		67,336	0.20%
87,000	8.40%, 10/15/2033		73,228	0.22%
69,000	8.40%, 10/15/2034		58,077	0.17%
	"The Well" Ministry of Rescue (c) (d)
21,000	8.40%, 05/15/2020		20,292	0.06%
23,000	8.40%, 05/15/2021		22,248	0.07%
25,000	8.40%, 05/15/2022		24,205	0.07%
27,000	8.40%, 05/15/2023		25,993	0.08%
22,000	8.40%, 11/15/2020		21,269	0.06%
24,000	8.40%, 11/15/2021		23,227	0.07%
26,000	8.40%, 11/15/2022		25,025	0.07%
28,000	8.40%, 11/15/2023		26,961	0.08%

Connecticut		1.35%
	Full Gospel Foundation Building Ministries International
19,000	7.50%, 01/21/2021		17,944	0.05%
21,000	7.50%, 01/21/2022		18,289	0.05%
22,000	7.50%, 01/21/2023		18,869	0.06%
24,000	7.50%, 07/21/2023		20,530	0.06%
23,000	7.60%, 01/21/2026		19,739	0.06%
30,000	7.60%, 01/21/2027		25,527	0.08%
32,000	7.60%, 01/21/2028		26,998	0.08%
35,000	7.60%, 01/21/2029		28,963	0.09%
38,000	7.60%, 01/21/2030		30,795	0.09%
40,000	7.60%, 01/21/2031		31,740	0.09%
43,000	7.60%, 01/21/2032		33,364	0.10%
29,000	7.60%, 07/21/2026		24,780	0.07%
33,000	7.60%, 07/21/2028		27,591	0.08%
36,000	7.60%, 07/21/2029		29,484	0.09%
39,000	7.60%, 07/21/2030		31,274	0.09%
42,000	7.60%, 07/21/2031		32,978	0.10%
45,000	7.60%, 07/21/2032		34,605	0.10%
Florida		18.42%
	Abyssinia Missionary Baptist Church Ministries, Inc. (d)
257,000	7.50%, 03/15/2027		177,073	0.53%
212,000	7.50%, 03/15/2028		146,110	0.43%
187,000	7.50%, 03/15/2029		127,758	0.38%
290,000	7.50%, 03/15/2030		198,128	0.59%
91,000	7.50%, 03/15/2031		62,171	0.18%
166,000	7.50%, 09/15/2027		114,391	0.34%
120,000	7.50%, 09/15/2028		81,984	0.24%
145,000	7.50%, 09/15/2029		99,064	0.29%
332,000	7.50%, 09/15/2030		226,822	0.67%
	Bethel Baptist Institutional Church, Inc. (c) (d)
150,000	7.80%, 01/21/2021		75,270	0.22%
75,000	7.90%, 01/21/2026		37,508	0.11%
523,000	7.90%, 01/21/2030		259,513	0.77%
124,000	7.90%, 07/21/2023		61,950	0.18%
251,000	7.90%, 07/21/2025		125,500	0.37%
129,000	7.90%, 07/21/2026		64,526	0.19%
171,000	7.90%, 07/21/2027		85,568	0.25%
218,000	7.90%, 07/21/2028		108,172	0.32%
259,000	7.90%, 07/21/2030		128,516	0.38%
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
17,000	8.10%, 06/15/2015		17,313	0.05%
33,000	8.20%, 12/15/2015		33,488	0.10%
69,000	8.40%, 06/15/2021		69,442	0.21%
74,000	8.40%, 06/15/2022		74,548	0.22%
10,000	8.40%, 06/15/2025		10,024	0.03%
24,000	8.40%, 06/15/2027		24,074	0.07%
199,000	8.40%, 06/15/2034		197,985	0.59%
65,000	8.40%, 12/15/2020		65,384	0.19%
71,000	8.40%, 12/15/2021		71,490	0.21%
71,000	8.40%, 12/15/2022		71,099	0.21%
23,000	8.40%, 12/15/2026		23,067	0.07%
29,000	8.40%, 12/15/2029		28,852	0.09%
32,000	8.40%, 12/15/2030		31,837	0.09%
117,000	8.40%, 12/15/2032		116,403	0.35%
84,000	8.40%, 12/15/2033		83,572	0.25%
70,000	8.40%, 12/15/2034		69,643	0.21%
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		71,710	0.21%
78,000	8.40%, 04/20/2020		78,702	0.23%
84,000	8.40%, 04/20/2021		82,664	0.25%
99,000	8.40%, 04/20/2023		90,367	0.27%
108,000	8.40%, 04/20/2024		98,939	0.29%
25,000	8.40%, 04/20/2031		21,375	0.06%
44,000	8.40%, 10/20/2018		44,440	0.13%
75,000	8.40%, 10/20/2019		75,750	0.22%
82,000	8.40%, 10/20/2020		81,861	0.24%
89,000	8.40%, 10/20/2021		84,087	0.25%
86,000	8.40%, 10/20/2022		78,303	0.23%
43,000	8.40%, 10/20/2025		39,440	0.12%
100,000	8.40%, 10/20/2030		86,250	0.26%
	Manifestations Worldwide, Inc.
29,000	7.60%, 03/17/2025		25,059	0.07%
31,000	7.60%, 03/17/2026		26,573	0.08%
33,000	7.60%, 03/17/2027		28,047	0.08%
36,000	7.60%, 03/17/2028		30,323	0.09%
38,000	7.60%, 03/17/2029		31,350	0.09%
41,000	7.60%, 03/17/2030		33,124	0.10%
44,000	7.60%, 03/17/2031		34,822	0.10%
48,000	7.60%, 03/17/2032		37,114	0.11%
52,000	7.60%, 03/17/2033		39,603	0.12%
56,000	7.60%, 03/17/2034		42,095	0.12%
60,000	7.60%, 03/17/2035		44,478	0.13%
65,000	7.60%, 03/17/2036		47,554	0.14%
70,000	7.60%, 03/17/2037		50,561	0.15%
76,000	7.60%, 03/17/2038		54,553	0.16%
8,000	7.60%, 09/17/2024		6,910	0.02%
29,000	7.60%, 09/17/2025		24,966	0.07%
33,000	7.60%, 09/17/2026		28,166	0.08%
34,000	7.60%, 09/17/2027		28,774	0.09%
38,000	7.60%, 09/17/2028		31,677	0.09%
41,000	7.60%, 09/17/2029		33,472	0.10%
44,000	7.60%, 09/17/2030		35,174	0.10%
47,000	7.60%, 09/17/2031		36,773	0.11%
51,000	7.60%, 09/17/2032		39,127	0.12%
54,000	7.60%, 09/17/2033		40,808	0.12%
59,000	7.60%, 09/17/2034		44,026	0.13%
63,000	7.60%, 09/17/2035		46,393	0.14%
68,000	7.60%, 09/17/2036		49,422	0.15%
73,000	7.60%, 09/17/2037		52,567	0.16%
79,000	7.60%, 09/17/2038		56,485	0.17%
	Iglesia Cristiana La Nueva Jerusalem, Inc. (c) (d)
100,000	7.50%, 02/05/2031		91,110	0.27%
54,000	7.50%, 08/05/2029		49,221	0.15%
146,000	7.50%, 02/05/2029		133,094	0.39%
112,000	7.50%, 02/05/2027		103,040	0.31%
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
33,000	7.70%, 05/28/2013		15,414	0.05%
26,000	7.70%, 11/28/2012		12,145	0.04%
34,000	7.70%, 11/28/2013		15,915	0.05%
35,000	7.80%, 05/28/2014		16,510	0.05%
63,000	8.40%, 05/28/2021		29,610	0.09%
68,000	8.40%, 05/28/2022		31,797	0.09%
30,000	8.40%, 05/28/2024		14,040	0.04%
86,000	8.40%, 05/28/2025		40,265	0.12%
93,000	8.40%, 05/28/2026		43,561	0.13%
154,000	8.40%, 05/28/2032		71,564	0.21%
64,000	8.40%, 11/28/2021		29,920	0.09%
32,000	8.40%, 11/28/2023		14,870	0.04%
33,000	8.40%, 11/28/2024		15,447	0.05%
91,000	8.40%, 11/28/2025		42,615	0.13%
98,000	8.40%, 11/28/2026		45,903	0.14%
42,000	8.40%, 11/28/2031		19,517	0.06%
156,000	8.40%, 11/28/2032		72,493	0.22%
	Truth For Living Ministries, Inc. (c) (d)
78,000	7.80%, 03/15/2024		37,838	0.11%
49,000	7.80%, 03/15/2028		23,976	0.07%
81,000	7.80%, 09/15/2024		39,293	0.12%
36,000	7.80%, 09/15/2027		17,611	0.05%
Georgia		4.88%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		9,587	0.03%
33,000	7.70%, 09/01/2015		9,897	0.03%
39,000	7.80%, 03/01/2018		11,603	0.03%
46,000	7.80%, 03/01/2020		13,667	0.04%
50,000	7.80%, 03/01/2021		14,870	0.04%
11,000	7.80%, 09/01/2018		3,276	0.01%
45,000	7.80%, 09/01/2019		13,361	0.04%
48,000	7.80%, 09/01/2020		14,270	0.04%
50,000	7.90%, 03/01/2023		14,800	0.04%
38,000	7.90%, 03/01/2034		11,176	0.03%
159,000	7.90%, 03/01/2036		46,762	0.14%
56,000	7.90%, 09/01/2022		16,576	0.05%
89,000	7.90%, 09/01/2035		26,451	0.08%
64,000	7.90%, 09/01/2036		19,021	0.06%
54,000	8.00%, 03/01/2022		16,076	0.05%
51,000	8.00%, 09/01/2021		15,178	0.05%
	Victory Baptist Church of Loganville, Inc.
67,000	7.90%, 01/15/2030		55,945	0.17%
72,000	7.90%, 01/15/2031		58,932	0.17%
78,000	7.90%, 01/15/2032		62,478	0.19%
84,000	7.90%, 01/15/2033		66,242	0.20%
90,000	7.90%, 01/15/2034		70,038	0.21%
98,000	7.90%, 01/15/2035		75,293	0.22%
106,000	7.90%, 01/15/2036		80,412	0.24%
115,000	7.90%, 01/15/2037		86,158	0.26%
123,000	7.90%, 01/15/2038		91,536	0.27%
69,000	7.90%, 07/15/2030		57,042	0.17%
74,000	7.90%, 07/15/2031		59,962	0.18%
81,000	7.90%, 07/15/2032		64,306	0.19%
87,000	7.90%, 07/15/2033		68,043	0.20%
95,000	7.90%, 07/15/2034		73,454	0.22%
101,000	7.90%, 07/15/2035		77,103	0.23%
110,000	7.90%, 07/15/2036		82,929	0.25%
119,000	7.90%, 07/15/2037		88,821	0.26%
129,000	7.90%, 07/15/2038		95,705	0.28%
42,000	7.90%, 01/15/2024		37,342	0.11%
40,000	7.90%, 07/15/2023		35,488	0.11%
Illinois		2.86%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		35,319	0.10%
37,000	7.80%, 06/12/2020		37,204	0.11%
41,000	7.80%, 06/12/2021		41,275	0.12%
45,000	7.80%, 06/12/2022		45,059	0.13%
37,000	7.80%, 12/12/2019		37,181	0.11%
40,000	7.80%, 12/12/2020		40,244	0.12%
42,000	7.80%, 12/12/2021		42,042	0.12%
51,000	7.90%, 06/12/2024		51,112	0.15%
56,000	7.90%, 06/12/2025		56,146	0.17%
43,000	7.90%, 06/12/2030		42,781	0.13%
112,000	7.90%, 06/12/2034		111,429	0.33%
50,000	7.90%, 12/12/2023		50,100	0.15%
54,000	7.90%, 12/12/2024		54,130	0.16%
86,000	7.90%, 12/12/2030		85,561	0.25%
24,000	7.90%, 12/12/2033		23,877	0.07%
117,000	7.90%, 12/12/2034		116,403	0.35%
48,000	8.00%, 06/12/2023		48,081	0.14%
45,000	8.00%, 12/12/2022		45,067	0.13%
Indiana		3.29%
	Madison Park Church of God, Inc. (c) (d)
70,000	7.90%, 01/31/2024		40,166	0.12%
100,000	7.90%, 01/31/2025		57,410	0.17%
100,000	7.90%, 01/31/2026		57,430	0.17%
50,000	7.90%, 01/31/2027		28,725	0.09%
100,000	7.90%, 01/31/2028		57,470	0.17%
193,000	7.90%, 01/31/2029		109,971	0.33%
169,000	7.90%, 01/31/2032		96,296	0.29%
151,000	7.90%, 07/31/2025		86,704	0.26%
95,000	7.90%, 07/31/2029		54,131	0.16%
306,000	7.90%, 07/31/2031		174,359	0.52%
196,000	8.00%, 01/31/2023		112,426	0.33%
189,000	8.00%, 07/31/2022		108,373	0.32%
	Mizpah, Inc. Ebenezer Missionary Baptist Church (c) (d)
27,000	7.90%, 06/22/2033		9,998	0.03%
29,000	7.90%, 06/22/2034		10,739	0.03%
32,000	7.90%, 06/22/2035		11,850	0.04%
34,000	7.90%, 06/22/2036		12,590	0.04%
38,000	7.90%, 06/22/2037		14,071	0.04%
24,000	7.90%, 12/22/2031		8,887	0.03%
26,000	7.90%, 12/22/2032		9,628	0.03%
29,000	7.90%, 12/22/2033		10,739	0.03%
31,000	7.90%, 12/22/2034		11,479	0.03%
33,000	7.90%, 12/22/2035		12,220	0.04%
36,000	7.90%, 12/22/2036		13,331	0.04%
Louisiana		4.41%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		41,882	0.12%
49,000	7.80%, 04/20/2021		44,943	0.13%
44,000	7.80%, 10/20/2019		42,486	0.13%
48,000	7.80%, 10/20/2020		44,938	0.13%
52,000	7.80%, 10/20/2021		47,034	0.14%
73,000	7.90%, 04/20/2026		62,291	0.18%
79,000	7.90%, 04/20/2027		66,573	0.20%
85,000	7.90%, 04/20/2028		69,853	0.21%
47,000	7.90%, 04/20/2029		37,901	0.11%
100,000	7.90%, 04/20/2030		78,930	0.23%
103,000	7.90%, 04/20/2031		79,774	0.24%
91,000	7.90%, 04/20/2032		69,824	0.21%
126,000	7.90%, 04/20/2033		96,730	0.29%
136,000	7.90%, 04/20/2034		104,516	0.31%
70,000	7.90%, 10/20/2025		60,158	0.18%
88,000	7.90%, 10/20/2028		71,641	0.21%
96,000	7.90%, 10/20/2029		76,550	0.23%
103,000	7.90%, 10/20/2030		80,525	0.24%
15,000	7.90%, 10/20/2031		11,538	0.03%
121,000	7.90%, 10/20/2032		92,856	0.28%
141,000	7.90%, 10/20/2034		108,443	0.32%
53,000	8.00%, 04/20/2022		48,002	0.14%
56,000	8.00%, 10/20/2022		50,406	0.15%
Maryland		0.10%
	Ark of Safety Christian Chruch, Inc. (c) (d)
40,000	8.00%, 04/15/2029		32,584	0.10%
Massachusetts		2.58%
	Harvest Ministries of New England, Inc. (d)
76,000	7.30%, 02/20/2028		61,560	0.18%
83,000	7.30%, 02/20/2029		67,230	0.20%
89,000	7.30%, 02/20/2030		72,090	0.21%
95,000	7.30%, 02/20/2031		76,950	0.23%
95,000	7.30%, 02/20/2033		76,950	0.23%
118,000	7.30%, 02/20/2034		95,580	0.28%
75,000	7.30%, 08/20/2027		60,750	0.18%
80,000	7.30%, 08/20/2028		64,800	0.19%
85,000	7.30%, 08/20/2029		68,850	0.20%
99,000	7.30%, 08/20/2031		80,190	0.24%
63,000	7.30%, 08/20/2032		51,030	0.15%
114,000	7.30%, 08/20/2033		92,340	0.27%
Michigan		0.12%
	Living Bread Ministries, Inc. (c) (d)
10,000	7.50%, 02/15/2016		2,280	0.01%
22,000	7.50%, 02/15/2017		5,001	0.01%
24,000	7.50%, 02/15/2018		5,434	0.02%
26,000	7.50%, 02/15/2019		5,897	0.02%
21,000	7.50%, 08/15/2016		4,778	0.01%
22,000	7.50%, 08/15/2017		4,974	0.01%
24,000	7.50%, 08/15/2018		5,438	0.02%
26,000	7.50%, 08/15/2019		5,873	0.02%
New Jersey		2.00%
	International Faith Ministries, Inc. (c) (d)
13,000	7.90%, 05/10/2023		9,269	0.03%
15,000	7.90%, 05/10/2024		10,701	0.03%
16,000	7.90%, 05/10/2025		11,419	0.03%
24,000	7.90%, 05/10/2028		17,146	0.05%
27,000	7.90%, 05/10/2029		19,121	0.06%
30,000	7.90%, 05/10/2030		21,246	0.06%
33,000	7.90%, 05/10/2031		23,371	0.07%
36,000	7.90%, 05/10/2032		25,495	0.08%
40,000	7.90%, 05/10/2033		28,328	0.08%
44,000	7.90%, 05/10/2034		31,161	0.09%
48,000	7.90%, 05/10/2035		33,994	0.10%
52,000	7.90%, 05/10/2036		36,826	0.11%
61,000	7.90%, 05/10/2037		43,200	0.13%
24,000	7.90%, 11/10/2023		17,117	0.05%
26,000	7.90%, 11/10/2024		18,551	0.06%
28,000	7.90%, 11/10/2025		19,986	0.06%
22,000	7.90%, 11/10/2027		15,715	0.05%
35,000	7.90%, 11/10/2028		24,787	0.07%
37,000	7.90%, 11/10/2029		26,204	0.08%
41,000	7.90%, 11/10/2030		29,036	0.09%
33,000	7.90%, 11/10/2031		23,371	0.07%
48,000	7.90%, 11/10/2032		33,993	0.10%
56,000	7.90%, 11/10/2034		39,659	0.12%
61,000	7.90%, 11/10/2035		43,200	0.13%
66,000	7.90%, 11/10/2036		46,741	0.14%
11,000	8.00%, 05/10/2022		7,889	0.02%
22,000	8.00%, 11/10/2022		15,684	0.05%
North Carolina		0.12%
	Accumulated Resources of Kindred Spirits (c) (d)
66,000	7.75%, 12/01/2009		40,128	0.12%
Ohio		1.74%
	Worldwide Community Church (c) (d)
15,000	7.50%, 06/12/2018		5,304	0.02%
62,000	7.50%, 06/12/2021		21,917	0.07%
60,000	7.50%, 12/12/2020		21,198	0.06%
65,000	7.50%, 12/12/2021		22,848	0.07%
73,000	7.60%, 06/12/2023		25,674	0.08%
78,000	7.60%, 06/12/2024		27,448	0.08%
84,000	7.60%, 06/12/2025		29,576	0.09%
75,000	7.60%, 12/12/2023		26,385	0.08%
82,000	7.60%, 12/12/2024		28,864	0.09%
132,000	7.60%, 06/12/2031		46,108	0.14%
109,000	7.60%, 06/12/2032		38,074	0.11%
153,000	7.60%, 06/12/2033		53,443	0.16%
118,000	7.60%, 12/12/2029		41,217	0.12%
127,000	7.60%, 12/12/2030		44,361	0.13%
148,000	7.60%, 12/12/2032		51,696	0.15%
159,000	7.60%, 12/12/2033		55,539	0.16%
67,000	8.00%, 06/12/2022		23,705	0.07%
70,000	8.00%, 12/12/2022		24,612	0.07%
Pennsylvania		1.45%
	Impacting Your World Ministries, Inc. (d)
34,000	7.20%, 03/10/2014		32,484	0.10%
34,000	7.20%, 09/10/2013		32,246	0.10%
43,000	7.20%, 09/10/2014		41,246	0.12%
43,000	7.30%, 03/10/2015		41,353	0.12%
47,000	7.30%, 03/10/2016		45,068	0.13%
46,000	7.30%, 09/10/2015		44,266	0.13%
49,000	7.30%, 09/10/2016		46,834	0.14%
51,000	7.40%, 03/10/2017		48,817	0.14%
52,000	7.40%, 09/10/2017		49,493	0.15%
55,000	7.50%, 03/10/2018		52,591	0.16%
56,000	7.50%, 09/10/2018		53,603	0.16%
Rhode Island		2.91%
	The Cathedral of Life Christian Assembly
15,000	7.30%, 08/15/2014		15,041	0.04%
23,000	7.50%, 02/15/2021		21,687	0.06%
25,000	7.50%, 02/15/2022		21,620	0.06%
10,000	7.50%, 08/15/2016		10,100	0.03%
11,000	7.50%, 08/15/2017		10,967	0.03%
23,000	7.50%, 08/15/2020		21,935	0.07%
25,000	7.50%, 08/15/2021		22,745	0.07%
37,000	7.60%, 02/15/2027		31,465	0.09%
40,000	7.60%, 02/15/2028		33,728	0.10%
43,000	7.60%, 02/15/2029		35,531	0.11%
46,000	7.60%, 02/15/2030		37,219	0.11%
50,000	7.60%, 02/15/2031		39,615	0.12%
53,000	7.60%, 02/15/2032		41,049	0.12%
58,000	7.60%, 02/15/2033		44,242	0.13%
62,000	7.60%, 02/15/2034		46,655	0.14%
67,000	7.60%, 02/15/2035		49,727	0.15%
58,000	7.60%, 02/15/2037		41,928	0.12%
35,000	7.60%, 08/15/2026		29,890	0.09%
39,000	7.60%, 08/15/2027		33,021	0.10%
41,000	7.60%, 08/15/2028		34,231	0.10%
45,000	7.60%, 08/15/2029		36,796	0.11%
48,000	7.60%, 08/15/2030		38,434	0.11%
52,000	7.60%, 08/15/2031		40,758	0.12%
60,000	7.60%, 08/15/2033		45,390	0.13%
65,000	7.60%, 08/15/2034		48,568	0.14%
70,000	7.60%, 08/15/2035		51,611	0.15%
62,000	7.60%, 08/15/2036		45,117	0.13%
7,000	7.60%, 08/15/2037		5,044	0.01%
28,000	8.00%, 02/15/2023		24,881	0.07%
26,000	8.00%, 08/15/2022		23,020	0.07%
Tennessee		2.16%
	Grace Christian Fellowship Church, Inc. (c) (d)
51,000	8.40%, 01/18/2025		21,186	0.06%
56,000	8.40%, 01/18/2026		23,274	0.07%
60,000	8.40%, 01/18/2027		24,942	0.07%
30,000	8.40%, 01/18/2029		12,372	0.04%
77,000	8.40%, 01/18/2030		31,755	0.09%
52,000	8.40%, 04/18/2025		21,601	0.06%
56,000	8.40%, 04/18/2026		23,274	0.07%
52,000	8.40%, 04/18/2029		21,440	0.06%
78,000	8.40%, 04/18/2030		32,160	0.10%
21,000	8.40%, 04/18/2031		8,658	0.03%
100,000	8.40%, 04/18/2033		41,230	0.12%
38,000	8.40%, 07/18/2021		15,762	0.05%
34,000	8.40%, 07/18/2024		14,120	0.04%
20,000	8.40%, 07/18/2029		8,248	0.02%
81,000	8.40%, 07/18/2030		33,404	0.10%
38,000	8.40%, 07/18/2031		15,671	0.05%
39,000	8.40%, 10/18/2021		16,177	0.05%
54,000	8.40%, 10/18/2025		22,437	0.07%
58,000	8.40%, 10/18/2026		24,105	0.07%
35,000	8.40%, 10/18/2028		14,431	0.04%
75,000	8.40%, 10/18/2029		30,923	0.09%
81,000	8.40%, 10/18/2030		33,396	0.10%
88,000	8.40%, 10/18/2031		36,282	0.11%
40,000	8.40%, 01/18/2022		16,696	0.05%
44,000	8.40%, 01/18/2023		18,264	0.05%
47,000	8.40%, 01/18/2024		19,519	0.06%
41,000	8.40%, 04/18/2022		17,113	0.05%
44,000	8.40%, 04/18/2023		18,264	0.05%
47,000	8.40%, 04/18/2024		19,514	0.06%
41,000	8.40%, 07/18/2022		17,015	0.05%
45,000	8.40%, 07/18/2023		18,684	0.06%
42,000	8.40%, 10/18/2022		17,430	0.05%
46,000	8.40%, 10/18/2023		19,099	0.06%
50,000	8.40%, 10/18/2024		20,765	0.06%
Texas		8.42%
	The Fellowship at Cinco Ranch, Inc.
25,000	7.20%, 03/19/2025		20,898	0.06%
118,000	7.20%, 03/19/2026		97,680	0.29%
72,000	7.20%, 03/19/2027		59,004	0.18%
136,000	7.20%, 03/19/2028		110,269	0.33%
146,000	7.20%, 03/19/2029		115,763	0.34%
157,000	7.20%, 03/19/2030		121,722	0.36%
49,000	7.20%, 03/19/2031		37,166	0.11%
93,000	7.20%, 09/19/2025		77,385	0.23%
122,000	7.20%, 09/19/2026		100,479	0.30%
132,000	7.20%, 09/19/2027		107,619	0.32%
141,000	7.20%, 09/19/2028		113,040	0.34%
152,000	7.20%, 09/19/2029		119,168	0.35%
162,000	7.20%, 09/19/2030		124,189	0.37%
139,000	7.20%, 09/19/2031		104,153	0.31%
94,000	8.00%, 03/19/2023		83,528	0.25%
99,000	8.00%, 09/19/2023		87,852	0.26%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		199,160	0.59%
100,000	7.60%, 06/15/2018		97,700	0.29%
	Iglesia Templo Jerusalen
36,000	7.90%, 06/12/2033		28,181	0.08%
93,000	7.90%, 06/12/2034		72,019	0.21%
100,000	7.90%, 06/12/2035		76,440	0.23%
108,000	7.90%, 06/12/2036		81,518	0.24%
46,000	7.90%, 12/12/2027		39,919	0.12%
37,000	7.90%, 12/12/2032		29,208	0.09%
76,000	7.90%, 12/12/2033		59,166	0.18%
96,000	7.90%, 12/12/2034		73,824	0.22%
79,000	7.90%, 12/12/2035		59,977	0.18%
86,000	7.90%, 12/12/2036		64,500	0.19%
58,000	7.90%, 06/12/2028		49,944	0.15%
48,000	7.90%, 06/12/2029		40,565	0.12%
68,000	7.90%, 06/12/2030		56,304	0.17%
60,000	7.90%, 12/12/2028		51,222	0.15%
65,000	7.90%, 12/12/2029		54,372	0.16%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		85,670	0.25%
20,000	7.80%, 06/15/2021		18,836	0.06%
19,000	7.80%, 12/15/2020		18,308	0.05%
23,000	7.90%, 06/15/2023		20,261	0.06%
23,000	7.90%, 12/15/2022		20,281	0.06%
24,000	7.90%, 12/15/2023		21,175	0.06%
21,000	8.00%, 06/15/2022		18,589	0.06%
21,000	8.00%, 12/15/2021		19,095	0.06%
Virginia		0.03%
	New Life Anointed Ministries International, Inc. (c) (d)
171,000	7.80%, 06/21/2020		1,727	0.01%
64,000	7.80%, 06/21/2022		647	0.00%
103,000	7.80%, 06/21/2024		1,030	0.00%
100,000	7.80%, 12/21/2020		1,010	0.00%
60,000	7.80%, 12/21/2023		600	0.00%
142,000	7.80%, 12/21/2025		1,420	0.00%
124,000	7.80%, 06/21/2023		1,240	0.00%
115,000	7.80%, 12/21/2024		1,150	0.00%
Washington		1.61%
	Cascade Christian Center of Skagit Valley (c) (d)
631,905	3.50%, 10/20/2020		542,617	1.61%
Washington, DC		0.43%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		20,975	0.06%
80,000	8.30%, 07/12/2015		21,848	0.06%
98,000	8.40%, 01/12/2018		26,568	0.08%
130,000	8.40%, 01/12/2033		34,853	0.10%
100,000	8.40%, 01/12/2027		26,810	0.08%
45,000	8.40%, 07/12/2018		12,213	0.04%

Total Church Mortgage-Backed Bonds (Cost $36,879,108)		74.26%	25,025,501	74.26%

CHURCH MORTGAGE LOANS (b)

California		3.26%
942,134	Mount Olive Missionary Baptist Church of Fresno 3.50%, 08/01/2013		643,006	1.91%
1,034,864	The Sound of His Voice Christian Fellowship, Inc. 7.75%, 09/01/2037 (c) (d)		456,168	1.35%
Georgia		2.00%
1,074,166	God First Breakthrough Ministries 6.50%, 03/01/2014		673,825	2.00%
Nevada		0.98%
396,035	Iglesia Cristiana Verbo 0%, 01/01/2014 (c)		331,006	0.98%
New Jersey		2.07%
751,212	Igreja Batista Do Calverio 8.75%, 08/01/2038		698,852	2.07%
Texas		5.05%
1,711,033	Pleasant Grove Baptist 7.50%, 08/01/2033 (c) (d)		1,702,478	5.05%

Total Church Mortgage Loans (Cost $5,909,444)		13.37%	4,505,335	13.37%

MUTUAL FUNDS		4.36%

137,868	Vanguard Short-Term Investment Grade Fund		1,468,290	4.36%
	(Cost $1,500,000)

SHORT TERM INVESTMENTS		8.29%

Money Market Funds
2,793,180	Fifth Third Institutional Money Market - 0.10%*		2,793,180	8.29%
	(Cost $2,793,180)

Total Investments - (Cost $47,081,732)		100.27%	33,792,306	100.27%

Other Assets Less Liabilities		-0.27%	(91,409)	-0.27%

Net Assets		100.00%	33,700,897	100.00%

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's Church Loan Fund.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer

* Variable rate security; the coupon rate shown represents the yield at June 30, 2013.

Capstone Church Capital Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $47,081,732 amounted to $13,289,425 which consisted of aggregate gross unrealized appreciation of $7,749 and aggregate gross unrealized depreciation of $13,297,174.

2. SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds on the basis of readily available market quotations, if available.  Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value.  Bonds and mortgage loans with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company's ("CAMCO" or "Adviser") fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing bonds in which there is an available valuation published by an independent pricing service, the inputs are developed using valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Inputs used by the pricing service may not be considered observable and may be considered proprietary.

When the price from an independent pricing service is unavailable, the Adviser's internal Valuation Committee will use the Market of Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including the underwriters of church mortgage bonds.  The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix.  A reduced yield causes the price to decrease.  An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

- the general conditions in the church bond market and the overall financial market

- the transaction price of any recent sales or purchases of the security

- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

- the estimated value of the underlying collateral

- the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values

- any current listing price

- index adjusted appraisal values based on published real estate sources

- estimated costs associated with the disposition of the property

- risk adjusted discount rate

- estimated time to sell in years

- probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in an appraisal value causes the fair value to increase; conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  A decrease to the aforementioned types of changes causes the fair value to increase.

Similar methods are used to value church mortgage loans held or to be purchased by the Fund. Additionally, the Fund’s investments in church mortgage loan represent participations in the principal and interest payments from the mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participation in church mortgage loans with the Fund) is actively seeking to liquidate all of the Loan Fund’s investments. In determining the fair value of the church mortgage loans, the Advisor also considered the potential results of the trustee’s actions, including restructuring, refinancing, acceleration of payments and other liquidation of property collateralizing of the church mortgage loans.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.  The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management's estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.

Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in money market funds are generally priced at the money market fund’s ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into their levels based on the inputs as follows:

-Level 1: Quoted prices in active markets for identical assets or liabilities
-Level 2: Other significant observable inputs, including but not limited to, quoted prices in markets that are not 'active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
-Level 3: Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The following table represents information about the Fund’s assets measured to fair value as of June 30, 2013:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Church Mortgage Bonds	$ -	$ -	$25,025,501	$25,025,501
Church Mortgage Loans	$ -	$ -	$4,505,335	$4,505,335
Open Ended Mutual Funds	$1,468,290	$ -	$ -	$1,468,290
Cash Equivalents	$2,793,180	$ -	$ -	$2,793,180
Total	$4,261,470	$ -	$29,530,836	$33,792,306

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no significant transfers between levels during the three months ended June 30, 2013.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 09/30/12	$28,777,931	$4,049,318	$32,827,249
Accrued Accretion/			0
(Amortization)	$ -	$ -	0
Change in Unrealized			0
Appreciation/	$510,976	$12,637	$523,613
(Depreciation)	$0	$0	0
Realized Market			0
Gain/(Loss)	($405,982)	$ -	-405,982
Net Purchase/(Sales)	($3,496,482)	$0	-3,496,482
Transfers In/			0
(Out) of Level 3	$ -	$ -	$ -

Balance as of 12/31/12	$25,386,443	$4,061,955	$29,448,398

3.Subsequent Events
Management has evaluated subsequent events through the date of this report. In management's opinion, there are no matters requiring disclosure.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 22, 2013

By /s/Carla Homer

* Carla Homer

  Treasurer

Date August 22, 2013

* Print the name and title of each signing officer under his or her signature.